Inventories - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Inventories [Line Items]
Inventory write-down	$ 6.9	$ 10.4	$ 2.1
Reversal of inventory write-down	8.9	0.0	$ 0.0
Cost of product revenue
Disclosure of Inventories [Line Items]
Cost of inventories recognised as expense	$ 117.9	$ 42.8